UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               3-31-2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:  $   156,593
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                   Common        002824100    3,255       82,545  SH              sole        none       82,545
AES CORP PREFERRED C     6.75%         00808N202    2,680       60,400  PRN             sole        none       60,400
Alleghany Energy         7.8% Corp     017363AD4    1,090    1,000,000  PRN             sole        none    1,000,000
AMERCO                   Common        023586100    9,338      129,600  SH              sole        none      129,600
AMERICA SERVICE          Common        02364L109    2,399      151,250  SH              sole        none      151,250
AMERIGON INC.            Common        03070L300    3,365      576,200  SH              sole        none      576,200
Anheuser Busch           Common        035229103      748       17,408  SH              sole        none       17,408
ANTIGENICS               Cv 5.25%      037032AC3    1,143    2,000,000  PRN             sole        none    2,000,000
ARENA RESOURCES INC      Common        040049108   14,117      511,500  SH              sole        none      511,500
CALPINE CDA ENERGY       8.50% Corp    13134VAA1      755    2,000,000  PRN             sole        none    2,000,000
CALPINE CORP             8.50% Corp    131347AW6    1,744    5,625,000  PRN             sole        none    5,625,000
CALPINE CORP             Cv 4.75%      131347BH8       53      200,000  PRN             sole        none      200,000
CELL THERAPEUTICS        Cv 5.75%      150934AD9    1,751    2,561,000  PRN             sole        none    2,561,000
CELL THERAPEUTICS        Cv 6.75%      150934AG2    1,425    1,500,000  PRN             sole        none    1,500,000
CELL THERAPEUTICS IN     Cv 4%         150934AF4    2,364    5,070,000  PRN             sole        none    5,070,000
CELL THERAPEUTICS IN     Cv 5.75%      150934AC1    2,327    4,810,000  PRN             sole        none    4,810,000
CHARTER COMM LLC/CAP     9.92% Corp    16117PAF7    2,442    4,565,000  PRN             sole        none    4,565,000
CIPHERGEN                Cv 4.50%      17252YAB0    1,575    2,250,000  PRN             sole        none    2,250,000
CRAY RESH INC. SD CV     Cv 6.125%     225224AA2      712    1,700,000  PRN             sole        none    1,700,000
CROWN RESOURCES CORP     Common        228569208    1,990      865,000  SH              sole        none      865,000
CUBIST PHARM             Cv 5.50%      229678AB3      544      575,000  PRN             sole        none      575,000
CURAGEN CORPORATION      Cv 4%         23126RAE1    6,611   10,310,000  PRN             sole        none   10,310,000
CV THERAPEUTICS INC      Cv 3.25%      126667AG9    2,958    2,650,000  PRN             sole        none    2,650,000
CV THERAPEUTICS INC.     Common        126667104    2,362       95,500  SH              sole        none       95,500
DANKA BUSINESS SYS P     10% Corp      236277AC3      870    1,029,000  PRN             sole        none    1,029,000
DARLING INT'L INC        Common        237266101      794      200,000  SH              sole        none      200,000
DURATEK INC              Common        26658Q102      878       58,800  SH              sole        none       58,800
DURECT CORP              Cv 6.25%      266605AB0    5,572    3,400,000  PRN             sole        none    3,400,000
EDGE PETE CORP DEL       Common        279862106    1,495       60,000  SH              sole        none       60,000
El Paso                  7.75% Corp    28368EAE6    1,000    1,000,000  PRN             sole        none    1,000,000
ELAN CAPITAL             Cv 6.50%      G2955CAA5    1,897      990,000  PRN             sole        none      990,000
ELAN CORP PLC            Common        284131208    4,579      328,700  SH              sole        none      328,700
EMERITUS CORP            Cv 6.25%      291005AA4    1,451    1,500,000  PRN             sole        none    1,500,000
ENCORE WIRE              Common        292562105      455       20,000  SH              sole        none       20,000
EPIX MEDICAL INC         Cv 3.00%      26881QAB7    1,724    2,850,000  PRN             sole        none    2,850,000
EPIX PHARMACEUTICALS     Common        26881Q101      404      100,000  SH              sole        none      100,000
Exxon                    Common        30231G102      291        5,184  SH              sole        none        5,184
FINISAR CORP             Cv 2.50%      31787AAF8    1,828    2,000,000  PRN             sole        none    2,000,000
FPL Group                Common        302571104      532       12,800  SH              sole        none       12,800
GAINSCO INC              Common        363127200    3,669      483,366  SH              sole        none      483,366
HEALTH GRADES INC        Common        42218Q102    1,891      301,600  SH              sole        none      301,600
Hospira                  Common        441060100      428       10,000  SH              sole        none       10,000
IBASIS INC               Common        450732102    6,038    3,299,386  SH              sole        none    3,299,386
INDEVUS PHARMACEUTIC     Cv 6.25%      454072AB5    2,000    2,000,000  PRN             sole        none    2,000,000
Inhale Theraputics       Cv 3.5%       457191AH7      255      260,000  PRN             sole        none      260,000
INTERNET CAPITAL         Common        46059C205    2,288      278,300  SH              sole        none      278,300
ISIS PHARMACEUTICALS     Cv 5.50%      464337AC8    4,653    5,280,000  PRN             sole        none    5,280,000
Kellogg                  Common        487836108      381        8,820  SH              sole        none        8,820
LEVEL 3 COMM.            9.125%  Corp  52729NAC4    1,418    1,550,000  PRN             sole        none    1,550,000
LEVEL 3 COMMUNICATIO     Cv 6%         52729NAS9    2,255    3,490,000  PRN             sole        none    3,490,000
MERCK & CO INC           Common        589331107    1,177       37,000  SH              sole        none       37,000
NEXMED INC               Common        652903105      961    1,247,978  SH              sole        none    1,247,978
NGC Energy               7.625% Corp   629121AC8      890    1,000,000  PRN             sole        none    1,000,000
ONEIDA LTD               Common        682505102      324      410,000  SH              sole        none      410,000
OPEN TV CORP CL A        Common        G67543101      802      358,200  SH              sole        none      358,200
Oscient Pharm Corp       Cv 3.5%       68812RAB1    3,100    4,000,000  PRN             sole        none    4,000,000
PEGASUS SOLUTIONS        Cv 3.875%     705906AB1      782      800,000  PRN             sole        none      800,000
PFIZER INC               Common        717081103    1,917       82,200  SH              sole        none       82,200
PMA CAPITAL CORP         Cv 6.50%      693419AD5    2,143    1,950,000  PRN             sole        none    1,950,000
PRIVATE BUSINESS INC     Common        74267D203      653      553,100  SH              sole        none      553,100
QLT INC                  Common        746927102    3,533      555,425  SH              sole        none      555,425
RADIOLOGIX INC           Common        75040K109       61       20,000  SH              sole        none       20,000
RADIOLOGIX INC           10.5% Corp    75040KAC3      294      300,000  PRN             sole        none      300,000
REPTRON ELECTRONICS      Common        76026W208       15       24,665  SH              sole        none       24,665
REPTRON ELECTRONICS      8.00% Corp    76026WAB5      190      412,822  PRN             sole        none      412,822
RLI CORP                 Common        749607107    2,813       56,400  SH              sole        none       56,400
RURAL / METRO CORP       Common        781748108    1,454      161,000  SH              sole        none      161,000
SEPRACOR INC             Common        817315104    3,638       70,500  SH              sole        none       70,500
SEQUIAM CORPORATION      Common        81735E101      198      706,000  SH              sole        none      706,000
SEROLOGICALS CORP        Common        817523103    1,184       60,000  SH              sole        none       60,000
SPACEHAB INC             Cv 8%         846243AC7      454      550,000  PRN             sole        none      550,000
TEAM INC                 Common        878155100    1,255       59,466  SH              sole        none       59,466
TERREMARK WORLDWIDE      Cv 9%         881448AC8    5,112    6,050,000  PRN             sole        none    6,050,000
TIMCO AVIATION           Common        887151207      837      179,906  SH              sole        none      179,906
TITAN INTERNATIONAL      Common        88830M102    3,105      180,000  SH              sole        none      180,000
UTSTARCOM INC NT         CV  .875%     918076AB6    1,633    2,000,000  PRN             sole        none    2,000,000
Vertex                   Cv 3.5%       92532FAD2      190      200,000  PRN             sole        none      200,000
WPS Resources            Common        92931B106      641       11,588  SH              sole        none       11,588
XEL Energy               Common        98389B100      449       24,311  SH              sole        none       24,311